                          CREDIT SUISSE WARBURG PINCUS FUNDS
                                    CREDIT  ASSET
                                    SUISSE  MANAGEMENT

                                     ANNUAL
                                     REPORT

                                 AUGUST 31, 2001

                          CREDIT SUISSE WARBURG PINCUS
                                   FOCUS FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                               INTERNATIONAL FUND

                            CLASS A, B AND C SHARES

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL FUND IS THE NAME UNDER WHICH THE CLASS A, B AND C SHARES OF THE CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND ARE OFFERED.

CREDIT SUISSE WARBURG PINCUS FOCUS FUND
PORTFOLIO MANAGER'S LETTER - AUGUST 31, 2001

                                                              September 28, 2001
Dear Shareholders:

     We are writing to report on the results of the Credit Suisse Warburg Pincus Focus Fund(1,2) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

     CLASS A SHARES:

     At August 31, 2001, the net asset value ("NAV") of the Fund's Class A shares was $13.39 per share, compared to an NAV of $14.19 on July 31, 2001(3). As a result, the Class A shares' total return was -5.64%(4) (without sales charge). By comparison, the Standard & Poor's 500 Index(5) returned -6.26% during the same period.

     CLASS B SHARES:

     At August 31, 2001, the NAV of the Fund's Class B shares was $13.38 per share, compared to an NAV of $14.19 on July 31, 2001(3). As a result, the Class B shares' total return based on NAV was -5.71%(4). By comparison, the Standard & Poor's 500 Index(5) returned -6.26% during the same period.

     CLASS C SHARES:

     At August 31, 2001, the NAV of the Fund's Class C shares was $13.39 per share, compared to an NAV of $14.19 on July 31, 2001(3). As a result, the Class C shares' total return based on NAV was -5.64%(4). By comparison, the Standard & Poor's 500 Index(5) returned -6.26% during the same period.

     The fact that the Fund performed in line with its S&P 500(4) benchmark reflects our "barbell" positioning of the portfolio, with high-growth names on one end and more defensive holdings on the other. The biggest positives were our allocations to the defensive consumer staples, capital goods and basic materials sectors.

- Consumer staples was the portfolio's single biggest sectoral exposure, both in absolute terms and as weighted relative to the S&P 500. We identified several opportunities in companies that offered what we deemed to be a promising mix of attractive valuations and fairly stable operating characteristics in a climate of decelerating macroeconomic growth. Additionally, many of these companies were restructuring in order to improve their operating margins.

     Fortunately for the Fund's overall return, several of our biggest holdings at August 31--Coca-Cola (approximately 4.6% of total portfolio assets), Clorox (approximately 3.9%), McDonald's (approximately 3.4%) and Philip Morris (approximately 2.5%)--were in this sector and significantly outperformed both the S&P 500 and the S&P 500's consumer staples subcomponent.

- We liked basic materials companies for similar reasons and overweighted them versus the benchmark accordingly.

- In capital goods, we reaped the twin benefits of effective stock selection and an underweight stance in an underperforming sector.

     On the negative side, the least favorable results came from our positioning in technology, health care and telecommunications. Valuation concerns had led us to maintain below-benchmark exposure to technology for much of 2000, for example, but we increased our holdings in late 2000 and early 2001 as many tech stocks fell to levels that we felt reflected more realistic earnings expectations. Our timing in this regard proved somewhat premature, however. Tech's subsequent rally in the second quarter of 2001 helped the Fund considerably, but its weakness in July and August did not.

     Stock selection was the culprit in health care and telecom. In both cases, a handful of poor-performing names negated the comparative strength of the rest of our holdings.

     As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

D. Susan Everly,
Director and Portfolio Manager

Credit Suisse Asset Management, LLC (CSAM)

     THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND MORE BROADLY DIVERSIFIED.

------------------
(1)  Name changed from Warburg Pincus Focus Fund effective March 26, 2001.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(3)  Inception date.

(4) Total return for Class A Shares for the reporting period, based on offering price (with sales charges) was -11.09%. Total return for Class B Shares for the reporting period, based on redemption value (including CDSC) was -9.51%. Total return for Class C Shares for the reporting period based on redemption value was -6.55%.

(5) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
(FORMERLY CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND)
PORTFOLIO MANAGER'S LETTER - AUGUST 31, 2001

                                                              September 28, 2001

Dear Shareholders:

     We are writing to report on the results of the Credit Suisse Warburg Pincus International Fund(1) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

     CLASS A SHARES:

     At August 31, 2001, the net asset value ("NAV") of the Fund's Class A shares was $10.84 per share, compared to an NAV of $11.19 on July 31, 2001(2). As a result, the Class A shares' total return was -3.13%(3) (without sales charge). By comparison, the MSCI EAFE Index(4) returned -2.53% during the same period.

     CLASS B SHARES:

     At August 31, 2001, the NAV of the Fund's Class B shares was $10.84 per share, compared to an NAV of $11.19 on July 31, 2001(2). As a result, the Class B shares' total return based on NAV was -3.13%(3). By comparison, the MSCI EAFE Index(4) returned -2.53% during the same period.

     CLASS C SHARES:

     At August 31, 2001, the NAV of the Fund's Class C shares was $10.84 per share, compared to an NAV of $11.19 on July 31, 2001(2). As a result, the Class C shares' total return based on NAV was -3.13%(3). By comparison, the MSCI EAFE Index(4) returned -2.53% during the same period.

     The Fund underperformed its EAFE(3) benchmark primarily because of stock selection in three major geographies. These were the U.K., Continental Europe and Japan.

     - THE U.K. Stock selection in the U.K. was least effective in the weak telecom sector. We owned several prominent names among the nation's service providers and equipment manufacturers, each of which endured significant selling due to big-picture and company-specific reasons.

     - CONTINENTAL EUROPE. Telecom also was the culprit in our Continental exposure, where our relative returns were lowest in the Netherlands, Spain and Sweden. We held leading telecom-related names in each of these markets.

     - JAPAN. Although Japanese stock selection was widely diversified across Japanese industry sectors, such diversification was not enough to offset the cumulative thud of a market falling to depths last seen in the mid-1980s.

     Besides telecom, other sectoral allocations that dampened the Fund's overall results included consumer-oriented names, both in the discretionary and staples subsectors; technology, in which stocks were battered worldwide throughout the fiscal year; and health care, notably pharmaceutical manufacturers in Europe and Japan.

     Our country weightings relative to EAFE hurt the portfolio's return in local-currency terms, but most of this negative impact was muted by favorable movements in the yen, euro and British pound versus the U.S. dollar.

     The most positive contribution to performance came from our stock selection in Finland, France and Germany. In Finland, we owned shares in a paper maker that fared especially well, while French and German holdings included a varied group of companies that outperformed their respective country markets.

     As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

The Credit Suisse Asset Management International Equity Management Team

Steven D. Bleiberg,                            Richard W. Watt,
Managing Director                              Managing Director

Emily Alejos,                                  Alan Zlatar,
Director                                       Director

Credit Suisse Asset Management, LLC (CSAM)

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR INVESTMENTS IN EMERGING MARKETS.

--------------------
(1) Name changed from Credit Suisse Institutional International Growth Fund to Credit Suisse Institutional International Fund, effective June 25, 2001.

(2)  Inception date.

(3) Total return for Class A Shares for the reporting period, based on offering price (with sales charges) was -8.68%. Total return for Class B Shares for the reporting period, based on redemption value (including CDSC) was -6.97%. Total return for Class C Shares for the reporting period based on redemption value was -4.11%.

(4) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International & Co., Incorporated.

CREDIT SUISSE WARBURG PINCUS FOCUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2001

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (98.0%)
BANKS (6.9%)
    Bank of America Corp.                                         4,900   $  301,350
    Citigroup, Inc.                                               3,400      155,550
    FleetBoston Financial Corp.                                   7,400      272,542
    PNC Financial Services Group                                  3,200      213,088
    Wells Fargo & Co.                                             3,100      142,631
                                                                          ----------
                                                                           1,085,161
                                                                          ----------
CHEMICALS (5.2%)
    Du Pont (E.I.) de Nemours & Co.                              16,300      667,811
    PPG Industries, Inc.                                          2,900      156,948
                                                                          ----------
                                                                             824,759
                                                                          ----------
COMPUTER HARDWARE & BUSINESS MACHINES (5.9%)
    Cisco Systems, Inc.(1)                                       12,800      209,024
    Compaq Computer Corp.                                        28,800      355,680
    EMC Corp.(1)                                                  2,800       43,288
    Gateway, Inc.(1)                                             35,400      317,538
                                                                          ----------
                                                                             925,530
                                                                          ----------
COMPUTER SOFTWARE (5.9%)
    i2 Technologies, Inc.(1)                                      7,400       49,284
    Microsoft Corp.(1)                                            8,500      484,925
    VERITAS Software Corp.(1)                                    14,000      402,080
                                                                          ----------
                                                                             936,289
                                                                          ----------
DEFENSE/AEROSPACE (1.0%)
    Lockheed Martin Corp.                                         4,100      163,426
                                                                          ----------
DEPARTMENT STORES (0.9%)
    Wal-Mart Stores, Inc.                                         3,000      144,150
                                                                          ----------
DRUGS (10.2%)
    Gilead Sciences, Inc.(1)                                      3,900      236,769
    Lilly (Eli) & Co.                                             4,900      380,387
    Pfizer, Inc.                                                 15,500      593,805
    Pharmacia Corp.                                              10,000      396,000
                                                                          ----------
                                                                           1,606,961
                                                                          ----------
ELECTRONIC EQUIPMENT (1.4%)
    Motorola, Inc.                                               13,000      226,200
                                                                          ----------
ENERGY RESERVES & Production (4.7%)
    Enron Corp.                                                   4,400      153,956
    Exxon Mobil Corp.                                            14,700      590,205
                                                                          ----------
                                                                             744,161
                                                                          ----------
ENTERTAINMENT (2.6%)
    Viacom, Inc. Class B(1)                                       9,700      411,280
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
FINANCIAL SERVICES (6.8%)
Cendant Corp.(1)                                                 17,200   $  328,004
Freddie Mac                                                       3,100      194,928
    General Electric Co.                                         13,500      553,230
                                                                          ----------
                                                                           1,076,162
                                                                          ----------
FOOD & BEVERAGE (6.3%)
    Coca-Cola Co.                                                14,900      725,183
    Wrigley (Wm.) Jr. Co.                                         5,200      260,728
                                                                          ----------
                                                                             985,911
                                                                          ----------
HOME PRODUCTS (5.0%)
    Clorox Co.                                                   16,400      610,900
    Gillette Co.                                                  5,900      180,835
                                                                          ----------
                                                                             791,735
                                                                          ----------
INDUSTRIAL PARTS (1.0%)
    Illinois Tool Works, Inc.                                     2,500      156,317
                                                                          ----------
INFORMATION SERVICE (3.9%)
    AOL Time Warner, Inc.(1)                                     13,100      489,285
    Ceridian Corp.(1)                                             6,400      124,480
                                                                          ----------
                                                                             613,765
                                                                          ----------
MEDICAL PRODUCTS & SUPPLIES (4.1%)
    Guidant Corp.                                                 6,400      231,168
    Medtronic, Inc.                                               9,000      409,860
                                                                          ----------
                                                                             641,028
                                                                          ----------
OIL REFINING (3.9%)
    Conoco, Inc. Class B                                         20,800      616,096
                                                                          ----------
PROPERTY & CASUALTY INSURANCE (2.9%)
    American International Group, Inc.                            5,800      453,560
                                                                          ----------
RESTAURANTS (3.4%)
    McDonald's Corp.                                             17,900      537,537
                                                                          ----------
SECURITIES & ASSET MANAGEMENT (0.9%)
    Morgan Stanley, Dean Witter & Co.                             2,600      138,710
                                                                          ----------
SEMICONDUCTOR (5.5%)
    Intel Corp.                                                  14,200      397,032
    Texas Instruments, Inc.                                       7,200      238,320
    Xilinx, Inc.(1)                                               6,100      238,144
                                                                          ----------
                                                                             873,496
                                                                          ----------
TELEPHONE (7.1%)
    SBC Communications, Inc.                                     15,700      642,287
    Sprint Corp. (FON Group)                                     19,300      450,462
    XO Communications, Inc. Class A(1), (2)                      23,200       26,448
                                                                          ----------
                                                                           1,119,197
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
TOBACCO (2.5%)
    Philip Morris Companies, Inc.                                 8,400   $  398,160
                                                                          ----------
TOTAL COMMON STOCKS (Cost $16,456,514)                                    15,469,591
                                                                          ----------
                                                                            PAR
                                                                           (000)
                                                                           -----
SHORT-TERM INVESTMENT (3.1%)
    State Street Bank and Trust Co. Euro Time Deposit, 3.500%, 9/04/01
      (Cost $485,000)                                                      $485       485,000
                                                                                  -----------
TOTAL INVESTMENTS (101.1%) (Cost $16,941,514(3))                                   15,954,591

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                                       (178,581)
                                                                                  -----------
NET ASSETS (100.0%)                                                               $15,776,010
                                                                                  ===========

-------------------
(1)  Non-income producing security.

(2)  Security or a portion thereof is out on loan.

(3)  Cost for federal income tax purposes is $17,722,919.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2001

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (98.6%)
AUSTRALIA (3.3%)
BANKS (1.3%)
    National Australia Bank, Ltd.                               178,900   $3,124,184
                                                                          ----------
INDUSTRIAL CONGLOMERATES (0.6%)
    Brambles Industries, Ltd.(2)                                300,079    1,559,485
                                                                          ----------
METALS & Mining (1.4%)
    Rio Tinto, Ltd.                                             200,059    3,545,254
                                                                          ----------
TOTAL AUSTRALIA                                                            8,228,923
                                                                          ----------
BRAZIL (0.5%)
OIL & GAS (0.5%)
    Petroleo Brasileiro SA ADR                                   45,800      980,578
    Petroleo Brasileiro SA ADR                                    9,100      204,750
                                                                          ----------
TOTAL BRAZIL                                                               1,185,328
                                                                          ----------
CHINA (0.0%)
OIL & GAS (0.0%)
    PetroChina Co., Ltd.                                            300           61
                                                                          ----------
TOTAL CHINA                                                                       61
                                                                          ----------
FINLAND (2.3%)
COMMUNICATIONS EQUIPMENT (0.8%)
    Nokia Oyj Class A                                           121,559    1,902,568
                                                                          ----------
PAPER & FOREST PRODUCTS (1.5%)
    UPM-Kymmene Oyj                                             109,637    3,600,256
                                                                          ----------
TOTAL FINLAND                                                              5,502,824
                                                                          ----------
FRANCE (11.8%)
AUTOMOBILES (0.6%)
    PSA Peugeot Citroen                                          33,153    1,578,055
                                                                          ----------
BANKS (1.1%)
    BNP Paribas SA                                               29,371    2,694,685
                                                                          ----------
BUILDING PRODUCTS (0.7%)
    Compagnie de Saint Gobain                                    10,407    1,597,645
                                                                          ----------
COMMUNICATIONS EQUIPMENT (0.4%)
    Alcatel SA                                                   55,992      865,164
                                                                          ----------
CONSTRUCTION MATERIALS (0.7%)
    Lafarge SA                                                   17,811    1,615,490
                                                                          ----------
ELECTRICAL EQUIPMENT (0.4%)
    Alstom                                                       38,863    1,056,954
                                                                          ----------
FOOD PRODUCTS (0.6%)
    Groupe Danone                                                11,203    1,528,524
                                                                          ----------
INSURANCE (0.5%)
    AXA                                                          44,734    1,221,097
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
FRANCE (CONT'D)
IT CONSULTING & SERVICES (0.0%)
    Cap Gemini SA                                                    82   $    5,229
                                                                          ----------
MEDIA (1.3%)
    Publicis SA                                                  69,632    1,650,887
    Vivendi Universal SA                                         26,699    1,460,022
                                                                          ----------
                                                                           3,110,909
                                                                          ----------
MULTI-UTILITIES (1.3%)
    Suez SA                                                      94,994    3,235,902
                                                                          ----------
MULTILINE RETAIL (0.6%)
    Carrefour SA                                                 27,286    1,457,421
                                                                          ----------
OIL & GAS (1.8%)
    Technip SA                                                    6,920    1,020,217
    TotalFinaElf SA                                              22,869    3,379,891
                                                                          ----------
                                                                           4,400,108
                                                                          ----------
PHARMACEUTICALS (1.8%)
    Aventis SA                                                   58,648    4,288,614
                                                                          ----------
TOTAL FRANCE                                                              28,655,797
                                                                          ----------
GERMANY (7.4%)
BANKS (0.6%)
    Deutsche Bank AG                                             22,585    1,557,148
                                                                          ----------
FOOD PRODUCTS (0.4%)
    Kamps AG                                                    147,287      953,942
                                                                          ----------
INDUSTRIAL CONGLOMERATES (2.2%)
    Preussag AG                                                  77,185    2,441,347
    Siemens AG                                                   60,116    3,061,337
                                                                          ----------
                                                                           5,502,684
                                                                          ----------
INSURANCE (2.6%)
    Allianz AG                                                    9,430    2,640,907
    Muenchener Rueckversicherungs-Gesellschaft AG                12,776    3,662,687
                                                                          ----------
                                                                           6,303,594
                                                                          ----------
MULTI-UTILITIES (1.3%)
    E.On AG                                                      56,226    3,067,031
                                                                          ----------
SOFTWARE (0.3%)
    Lion Bioscience AG(1), (2)                                   10,180      150,916
    Systeme, Anwendungen, Produkte in der Datenverarbeitung AG    4,972      673,315
                                                                          ----------
                                                                             824,231
                                                                          ----------
TOTAL GERMANY                                                             18,208,630
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
HONG KONG (3.2%)
BANKS (0.6%)
    Hang Seng Bank, Ltd.                                        128,231   $1,442,676
                                                                          ----------
DIVERSIFIED FINANCIALS (1.1%)
    Hutchison Whampoa, Ltd.                                     207,200    1,766,608
    Swire Pacific, Ltd. Class A                                 166,500      809,063
                                                                          ----------
                                                                           2,575,671
                                                                          ----------
OIL & GAS (0.3%)
    CNOOC, Ltd.                                                 812,000      801,633
                                                                          ----------
REAL ESTATE (0.7%)
    Cheung Kong Holdings, Ltd.                                   87,000      803,120
    Sun Hung Kai Properties, Ltd.                               104,600      908,594
                                                                          ----------
                                                                           1,711,714
                                                                          ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
    China Mobile, Ltd. (1)                                      413,800    1,291,868
                                                                          ----------
TOTAL HONG KONG                                                            7,823,562
                                                                          ----------
INDIA (0.9%)
CHEMICALS (0.9%)
    Reliance Industries, Ltd. GDR(2)                            144,500    2,088,025
                                                                          ----------
TOTAL INDIA                                                                2,088,025
                                                                          ----------
ITALY (2.5%)
BANKS (0.8%)
    San Paolo-IMI SpA                                           150,911    1,890,397
                                                                          ----------
INSURANCE (0.7%)
    Assicurazioni Generali SpA                                   51,397    1,627,078
                                                                          ----------
OIL & GAS (0.5%)
    ENI SpA                                                      83,768    1,110,961
                                                                          ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
    Telecom Italia Mobile SpA                                   242,233    1,249,826
                                                                          ----------
TOTAL ITALY                                                                5,878,262
                                                                          ----------
JAPAN (33.4%)
AIR FREIGHT & COURIERS (0.2%)
    Yamato Transport Co., Ltd.                                   28,000      572,937
                                                                          ----------
AUTO COMPONENTS (0.6%)
    Denso Corp.                                                  90,000    1,565,534
                                                                          ----------
AUTOMOBILES (3.2%)
    Honda Motor Co., Ltd.                                        37,000    1,333,856
    Nissan Motor Co., Ltd.                                      218,000    1,271,352
    Toyota Motor Corp.                                          171,931    5,215,683
                                                                          ----------
                                                                           7,820,891
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
JAPAN (CONT'D)
BANKS (2.3%)
    Mitsubishi Tokyo Financial Group, Inc.                          173   $1,468,308
    Sumitomo Mitsui Banking Corp.                               403,000    3,284,933
    UFJ Holdings, Inc.                                              183      930,371
                                                                          ----------
                                                                           5,683,612
                                                                          ----------
CHEMICALS (1.4%)
    Mitsui Chemicals Industries                                 100,000      314,283
    Shin-Etsu Chemical Co., Ltd.                                 45,000    1,391,586
    Sumitomo Chemical Co., Ltd.                                 406,000    1,743,399
                                                                          ----------
                                                                           3,449,268
                                                                          ----------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Secom Co., Ltd.                                              21,500    1,107,513
                                                                          ----------
COMPUTERS & PERIPHERALS (0.8%)
    Fujitsu, Ltd.                                                74,000      739,373
    NEC Corp.                                                    97,000    1,182,739
                                                                          ----------
                                                                           1,922,112
                                                                          ----------
DIVERSIFIED FINANCIALS (2.7%)
    Acom Co., Ltd.                                               15,600    1,393,502
    Daiwa Securities Group, Ltd.                                147,000    1,242,697
    Hitachi Capital Corp.                                        57,900    1,196,915
    Nomura Securities Co., Ltd.                                 137,000    2,325,529
    Orix Corp.                                                    5,700      566,643
                                                                          ----------
                                                                           6,725,286
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Nippon Telegraph & Telephone Corp.                              431    1,955,784
                                                                          ----------
ELECTRIC UTILITIES (1.6%)
    Chubu Electric Power Co., Inc.(2)                            75,800    1,484,140
    Tokyo Electric Power Co., Inc.                               90,500    2,334,730
                                                                          ----------
                                                                           3,818,870
                                                                          ----------
ELECTRICAL EQUIPMENT (0.5%)
    Furukawa Electric Co., Ltd.                                  57,000      429,173
    Sumitomo Electric Industries, Ltd.                           95,000      873,355
                                                                          ----------
                                                                           1,302,528
                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    Hitachi, Ltd.                                               157,000    1,285,016
    Kyocera Corp.                                                13,400      904,212
    Omron Corp.                                                  51,000      722,995
                                                                          ----------
                                                                           2,912,223
                                                                          ----------
FOOD & DRUG RETAILING (0.5%)
    Seven-Eleven Japan Co., Ltd.                                 36,000    1,191,924
                                                                          ----------

See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
JAPAN (CONT'D)
FOOD PRODUCTS (0.4%)
    Nissin Food Products Co., Ltd.                               46,600   $  998,564
                                                                          ----------
HOUSEHOLD DURABLES (1.8%)
    Matsushita Electric Industrial Co., Ltd.                    143,000    2,167,816
    Sanyo Electric Co., Ltd.                                    187,000      840,708
    Sony Corp.                                                   30,500    1,355,830
                                                                          ----------
                                                                           4,364,354
                                                                          ----------
HOUSEHOLD PRODUCTS (0.6%)
    Kao Corp.                                                    57,000    1,446,544
                                                                          ----------
INSURANCE (0.5%)
    Tokio Marine & Fire Insurance Co., Ltd.                     125,000    1,318,267
                                                                          ----------
IT CONSULTING & SERVICES (0.3%)
    NTT Data Corp.                                                  187      691,423
                                                                          ----------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
    Fuji Photo Film Co.                                          42,000    1,559,988
    Nintendo Co., Ltd.                                            9,100    1,449,107
    Olympus Optical Co., Ltd.                                    62,000      880,498
                                                                          ----------
                                                                           3,889,593
                                                                          ----------
MACHINERY (1.9%)
    Daikin Industries, Ltd.                                      61,000      980,093
    Fanuc, Ltd.                                                  18,400      759,188
    Kubota Corp.                                                431,000    1,481,325
    Mitsubishi Heavy Industries, Ltd.                            67,000      273,065
    SMC Corp.                                                    11,500    1,047,555
                                                                          ----------
                                                                           4,541,226
                                                                          ----------
MEDIA (0.6%)
    Tokyo Broadcasting System, Inc.                              74,000    1,430,241
                                                                          ----------
METALS & MINING (0.3%)
    Nippon Steel Corp.                                          498,000      753,272
                                                                          ----------
MULTILINE RETAIL (0.8%)
    Ito-Yokado Co., Ltd.                                         37,000    1,414,695
    Marui Co., Ltd.                                              47,000      588,483
                                                                          ----------
                                                                           2,003,178
                                                                          ----------
OFFICE ELECTRONICS (1.0%)
    Canon, Inc.                                                  47,000    1,413,939
    Ricoh Co., Ltd.                                              68,000    1,106,849
                                                                          ----------
                                                                           2,520,788
                                                                          ----------
OIL & GAS (0.8%)
    Nippon Mitsubishi Oil Corp.                                 314,000    1,876,070
                                                                          ----------
PHARMACEUTICALS (1.4%)
    Takeda Chemical Industries                                   82,000    3,369,555
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
JAPAN (CONT'D)
REAL ESTATE (0.8%)
    Mitsubishi Estate Co., Ltd.                                 176,000   $1,980,355
                                                                          ----------
ROAD & RAIL (1.3%)
    East Japan Railway Co.                                          372    2,194,471
    West Japan Railway Co.                                          181      990,169
                                                                          ----------
                                                                           3,184,640
                                                                          ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    Murata Manufacturing Co., Ltd.                               16,750      999,362
    Rohm Co., Ltd.                                               12,600    1,388,107
    Tokyo Electron, Ltd.                                         14,100      772,532
                                                                          ----------
                                                                           3,160,001
                                                                          ----------
TEXTILES & APPAREL (0.2%)
    Nisshinbo Industries, Inc.                                  109,000      566,979
                                                                          ----------
TRADING COMPANIES & DISTRIBUTORS (0.8%)
    Mitsubishi Corp.                                            111,000      923,438
    Mitsui & Co., Ltd.                                          135,000      929,111
                                                                          ----------
                                                                           1,852,549
                                                                          ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
    NTT DoCoMo, Inc.                                                134    1,644,021
                                                                          ----------
TOTAL JAPAN                                                               81,620,102
                                                                          ----------
MEXICO (0.8%)
CONSTRUCTION MATERIALS (0.2%)
    Cemex SA de CV ADR(2)                                        23,200      597,400
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.3%)
    Telefonos de Mexico SA de CV ADR                             17,800      648,988
                                                                          ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
    America Movil SA de CV ADR                                   44,900      756,116
                                                                          ----------
TOTAL MEXICO                                                               2,002,504
                                                                          ----------
NETHERLANDS (4.0%)
BANKS (0.3%)
    ABN AMRO Holding NV                                          41,870      770,567
                                                                          ----------
DIVERSIFIED FINANCIALS (1.3%)
    Ing Groep NV                                                 97,259    3,070,983
                                                                          ----------
FOOD & DRUG RETAILING (0.3%)
    Koninklijke Ahold NV(2)                                      26,042      777,338
                                                                          ----------
FOOD PRODUCTS (0.6%)
    Koninklijke Numico NV                                        41,805    1,380,386
                                                                          ----------
HOUSEHOLD DURABLES (1.0%)
    Koninklijke (Royal) Philips Electronics NV                   90,587    2,442,293
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
NETHERLANDS (CONT'D)
MEDIA (0.5%)
    Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit      39,902   $1,310,300
                                                                          ----------
TOTAL NETHERLANDS                                                          9,751,867
                                                                          ----------
SINGAPORE (0.8%)
AEROSPACE & DEFENSE (0.3%)
    Singapore Technologies Engineering, Ltd.                    435,000      634,468
                                                                          ----------
AIRLINES (0.2%)
    Singapore Airlines, Ltd.                                     81,300      560,220
                                                                          ----------
BANKS (0.2%)
    DBS Group Holdings, Ltd.                                     67,900      534,167
                                                                          ----------
REAL ESTATE (0.1%)
    Capitaland, Ltd.(1)                                         278,310      290,862
                                                                          ----------
TOTAL SINGAPORE                                                            2,019,717
                                                                          ----------
SOUTH AFRICA (0.4%)
BANKS (0.4%)
    Nedcor, Ltd. ADR                                             26,100      911,623
                                                                          ----------
TOTAL SOUTH AFRICA                                                           911,623
                                                                          ----------
SOUTH KOREA (1.1%)
METALS & MINING (0.2%)
    Pohang Iron & Steel Co., Ltd. ADR                            32,900      572,789
                                                                          ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
    Samsung Electronics GDR(1), (2)                              28,224    2,264,976
                                                                          ----------
TOTAL SOUTH KOREA                                                          2,837,765
                                                                          ----------
SPAIN (3.8%)
BANKS (1.9%)
    Banco Bilbao Vizcaya Argentaria SA                          203,986    2,631,217
    Banco Santander Central Hispano SA                          223,471    2,036,057
                                                                          ----------
                                                                           4,667,274
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.3%)
    Telefonica SA(1)                                            271,612    3,153,172
                                                                          ----------
ELECTRIC UTILITIES (0.6%)
    Endesa SA(2)                                                 82,393    1,365,907
                                                                          ----------
TOTAL SPAIN                                                                9,186,353
                                                                          ----------
SWITZERLAND (5.3%)
BANKS (0.6%)
    UBS AG                                                       31,391    1,530,984
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Swisscom AG                                                   5,507    1,580,490
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
SWITZERLAND (CONT'D)
FOOD PRODUCTS (1.1%)
    Nestle SA                                                    13,146  $ 2,772,537
                                                                         -----------
HOUSEHOLD DURABLES (0.6%)
    Swatch Group AG                                              18,380    1,486,690
                                                                         -----------
PHARMACEUTICALS (2.4%)
    Novartis AG                                                  89,326    3,256,713
    Roche Holding AG                                             37,617    2,693,352
                                                                         -----------
                                                                           5,950,065
                                                                         -----------
TOTAL SWITZERLAND                                                         13,320,766
                                                                         -----------
TAIWAN (1.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    United Microelectronics Corp. ADR(1), (2)                   470,000    3,520,300
                                                                         -----------
TOTAL TAIWAN                                                               3,520,300
                                                                         -----------
UNITED KINGDOM (15.7%)
BANKS (4.3%)
    Abbey National PLC                                          159,868    2,597,178
    Barclays PLC                                                 44,833    1,359,147
    HSBC Holdings PLC                                           158,361    1,842,234
    Lloyds TSB Group PLC                                         89,148      918,751
    Royal Bank of Scotland Group PLC                            157,480    3,928,946
                                                                         -----------
                                                                          10,646,256
                                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    British Telecommunications PLC                              228,977    1,401,608
                                                                         -----------
FOOD & DRUG RETAILING (0.4%)
    Safeway PLC                                                 177,943      907,253
                                                                         -----------
GAS UTILITIES (0.9%)
    BG Group PLC                                                324,164    1,344,786
    Centrica PLC                                                239,489      785,084
                                                                         -----------
                                                                           2,129,870
                                                                         -----------
INSURANCE (0.7%)
    CGNU PLC                                                    124,403    1,838,769
                                                                         -----------
MACHINERY (0.3%)
    Invensys PLC                                                643,306      849,144
                                                                         -----------
MEDIA (0.5%)
    Reed International PLC                                      128,633    1,132,565
                                                                         -----------
METALS & MINING (0.4%)
    Anglo American PLC ADR                                       67,900      974,365
                                                                         -----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------      -----
COMMON STOCKS (CONT'D)
UNITED KINGDOM (CONT'D)
MULTILINE RETAIL (0.2%)
    Kingfisher PLC                                               96,776 $    524,303
    Woolworths Group PLC(1)                                     106,454       49,798
                                                                         -----------
                                                                             574,101
                                                                         -----------
OIL & GAS (3.5%)
    BP PLC                                                      553,547    4,693,115
    Shell Transport & Trading Co. PLC                           468,391    3,859,038
                                                                         -----------
                                                                           8,552,153
                                                                         -----------
PHARMACEUTICALS (1.9%)
    GlaxoSmithKline PLC                                         172,657    4,578,072
                                                                         -----------
SOFTWARE (0.2%)
    Logica PLC                                                   47,607      482,002
                                                                         -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.8%)
    Vodafone Group PLC                                        2,176,128    4,340,256
                                                                         -----------
TOTAL UNITED KINGDOM                                                      38,406,414
                                                                         -----------
TOTAL COMMON STOCKS (Cost $257,285,937)                                  241,148,823
                                                                         -----------
PREFERRED STOCK (0.2%)
BRAZIL (0.2%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
    Tele Norte Leste Participacoes SA ADR(2) (Cost $646,346)     47,600      518,840
                                                                         -----------
RIGHTS (0.0%)
FRANCE (0.0%)
BANKS (0.0%)
    BNP Paribas SA Rts. (Cost $71,755)(1)                        10,533       64,680
                                                                         -----------
                                                                          PAR
                                                                         (000)
                                                                         -----
SHORT-TERM INVESTMENT (1.0%)
    State Street Bank and Trust Co. Euro Time Deposit, 3.500%, 9/04/01
      (Cost $2,448,000)                                                  $2,448     2,448,000
                                                                                 ------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $260,452,038(3))                         244,180,343

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                          568,291
                                                                                 ------------
NET ASSETS (100.0%)                                                              $244,748,634
                                                                                 ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

-------------------------------------------------------------------------------
(1)  Non-income producing security.

(2)  Security or a portion thereof is out on loan.

(3)  Cost for federal income tax purposes is $270,274,252.

                  Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2001

                                                                      FOCUS FUND       INTERNATIONAL FUND
                                                                      ----------       ------------------
ASSETS
    Investments at value (Cost $16,941,514 and $260,452,038,
      respectively)                                                   $15,954,591(1)     $244,180,343(2)
    Cash                                                                    4,097                  --
    Foreign currency (Cost $0 and $40,961, respectively)                       --              41,187
    Collateral received for securities loaned                             109,000          11,847,772
    Receivable from investment adviser                                     58,498                  --
    Receivable for investments sold                                        40,629           3,546,491
    Dividend, interest and reclaim receivable                              21,417             744,857
    Receivable for fund shares sold                                           424                 399
    Prepaid expenses and other assets                                      67,274              56,018
                                                                      -----------        ------------
      Total Assets                                                     16,255,930         260,417,067
                                                                      -----------        ------------
LIABILITIES
    Due to custodian                                                           --               2,439
    Advisory fee payable                                                       --             174,423
    Directors' fee payable                                                  1,500                  --
    Payable for investments purchased                                     300,969           2,313,701
    Payable upon return of securities loaned                              109,000          11,847,772
    Payable for forward contracts                                              --           1,080,152
    Payable for fund shares redeemed                                           --              28,162
    Other accrued expenses payable                                         68,451             221,784
                                                                      -----------        ------------
      Total Liabilities                                                   479,920          15,668,433
                                                                      -----------        ------------
NET ASSETS
    Capital stock, $0.001 par value                                   $     1,174        $     22,546
    Paid-in capital                                                    21,283,290         350,645,260
    Accumulated undistributed net investment income (loss)                 21,563          (2,281,471)
    Accumulated net realized loss from investments
      and foreign currency transactions                                (4,543,094)        (86,292,061)
    Net unrealized depreciation from investments
      and foreign currency translations                                  (986,923)        (17,345,640)
                                                                      -----------        ------------
      Net Assets                                                      $15,776,010        $244,748,634
                                                                      ===========        ============
A SHARES
    Net assets                                                        $    64,464        $      1,060
    Shares outstanding                                                      4,813                  98
                                                                      -----------        ------------
    Net asset value and redemption price per share                    $     13.39        $      10.84
                                                                      ===========        ============

    Maximum offering price per share
      (net asset value /(1-5.75%))                                    $     14.21        $      11.50
                                                                      ===========        ============

B SHARES
    Net assets                                                        $     1,088        $      1,115
    Shares outstanding                                                         81                 103
                                                                      -----------        ------------
    Net asset value and offering price per share                      $     13.38        $      10.84
                                                                      ===========        ============

C SHARES
    Net assets                                                        $   101,905        $     20,052
    Shares outstanding                                                      7,613               1,850
                                                                      -----------        ------------
    Net asset value and offering price per share                      $     13.39        $      10.84
                                                                      ===========        ============

COMMON SHARES
    Net assets                                                        $ 7,696,258                 N/A
    Shares outstanding                                                    574,870                 N/A
                                                                      -----------        ------------
    Net asset value, offering price and redemption price per share    $     13.39                 N/A
                                                                      ===========        ============

INSTITUTIONAL SHARES
    Net assets                                                        $ 7,912,295        $244,726,407
    Shares outstanding                                                    586,289          22,541,816
                                                                      -----------        ------------
    Net asset value, offering price and redemption price per share    $     13.50        $      10.86
                                                                      ===========        ============

-------------------------------------------------------------------------------
(1)  Includes $24,416 of securities on loan.

(2)  Includes $11,084,446 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2001

                                                                      FOCUS FUND       INTERNATIONAL FUND
                                                                      ----------       ------------------
INVESTMENT INCOME
      Dividends                                                       $   190,462        $  5,479,859
      Interest                                                             12,264             365,496
      Securities lending                                                      127               3,819
      Foreign taxes withheld                                                 (174)           (567,142)
                                                                      -----------       -------------
         Total investment income                                          202,679           5,282,032
                                                                      -----------       -------------
EXPENSES
      Investment advisory fees                                            114,684           2,705,262
      Administrative services fees                                         17,418             336,379
      Shareholder servicing/Distribution fees                              15,081                  17
      Legal fees                                                           79,066              71,036
      Printing fees                                                        71,246               2,399
      Registration fees                                                    44,267              41,888
      Custodian fees                                                       32,519             403,635
      Transfer agent fees                                                  25,618                  --
      Audit fees                                                           13,925              45,925
      Directors fees                                                       12,589              13,103
      Insurance expense                                                     3,268                  --
      Interest expense                                                        564              17,375
      Miscellaneous expense                                                 6,828              14,120
                                                                      -----------       -------------
                                                                          437,073           3,651,139
      Less: fees waived, expenses reimbursed and transfer agent          (272,991)             (9,763)
       offsets                                                        -----------       -------------

         Total expenses                                                   164,082           3,641,376
                                                                      -----------       -------------
           Net investment income                                           38,597           1,640,656
                                                                      -----------       -------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
      Net realized loss from investments                               (3,486,250)        (84,947,848)(1)
      Net realized loss from foreign currency transactions                     --          (1,931,202)
      Net change in unrealized appreciation (depreciation)
         from investments                                                (260,401)        (57,064,220)
      Net change in unrealized appreciation (depreciation)
         from foreign currency translations                                    --          (1,013,546)
                                                                      -----------       -------------
      Net realized and unrealized loss from investments
         and foreign currency related items                            (3,746,651)       (144,956,816)
                                                                      -----------       -------------
      Net decrease in net assets resulting from operations            $(3,708,054)      $(143,316,160)
                                                                      ===========       =============

-------------------------------------------------------------------------------
(1) On October 31, 2000, International Fund had a redemption in-kind with total proceeds in the amount of $35,702,991. The net realized loss on the transaction of $4,810,180 will not be realized for tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOCUS FUND                           INTERNATIONAL FUND
                                                 -----------------------------------     ------------------------------------
                                                  FOR THE YEAR         FOR THE YEAR       FOR THE YEAR         FOR THE YEAR
                                                      ENDED               ENDED               ENDED                ENDED
                                                 AUGUST 31, 2001     AUGUST 31, 2000     AUGUST 31, 2001      AUGUST 31, 2000
                                                 ---------------     ---------------     ---------------      ---------------
FROM OPERATIONS
  Net investment income                            $    38,597         $     25,877       $   1,640,656        $     201,719
  Net realized gain (loss) from investments
    and foreign currency transactions               (3,486,250)           1,589,430         (86,879,050)         144,688,546
  Net change in unrealized appreciation
    (depreciation) from investments and
    foreign currency translations                     (260,401)             357,028         (58,077,766)         (31,585,833)
                                                   -----------         ------------       -------------        -------------
    Net increase (decrease) in net assets
        resulting from operations                   (3,708,054)           1,972,335        (143,316,160)         113,304,432
                                                   -----------         ------------       -------------        -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                 (8,382)                (623)                 --                   --
    Institutional Class shares                         (34,573)            (124,682)         (1,756,238)          (2,498,919)
  Distributions from net realized gains
    Common Class shares                               (294,273)             (77,776)                 --           (1,335,125)
    Institutional Class shares                        (709,500)          (9,020,862)       (119,091,123)         (98,708,550)
                                                   -----------         ------------       -------------        -------------
    Net decrease in net assets
        from dividends and distributions            (1,046,728)          (9,223,943)       (120,847,361)        (102,542,594)
                                                   -----------         ------------       -------------        -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                       5,253,145           11,899,918          60,903,358          122,355,995
  Shares exchanged due to merger                     5,074,959                   --                  --                   --
  Reinvestment of dividends and distributions        1,044,841            1,368,909         117,864,284           99,817,262
  Net asset value of shares redeemed                (4,257,799)         (28,090,859)       (175,769,750)(1)     (410,914,402)(2)
                                                   -----------         ------------       -------------        -------------
    Net increase (decrease) in net assets
      from capital share transactions:               7,115,146          (14,822,032)          2,997,892         (188,741,145)
                                                   -----------         ------------       -------------        -------------
  Net increase (decrease) in net assets              2,360,364          (22,073,640)       (261,165,629)        (177,979,307)

NET ASSETS
  Beginning of year                                 13,415,646           35,489,286         505,914,263          683,893,570
                                                   -----------         ------------       -------------        -------------
  End of year                                      $15,776,010         $ 13,415,646       $ 244,748,634        $ 505,914,263
                                                   ===========         ============       =============        =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $    21,563         $     25,921       $  (2,281,471)       $   1,680,030
                                                   ===========         ============       =============        =============

-------------------------------------------------------------------------------
(1) Includes redemption of $35,702,991 as a result of redemption in-kind on October 31, 2000.

(2) Includes redemption of $58,569,983 as a result of redemption in-kind on December 13, 1999.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                      CLASS A      CLASS B      CLASS C
                                                                     ---------    ---------    ---------
                                                                   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                                                                        ENDED       ENDED         ENDED
                                                                      AUGUST 31,  AUGUST 31,   AUGUST 31,
                                                                       2001(1)     2001(1)       2001(1)
                                                                     ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                                 $14.19      $14.19       $14.19
                                                                       ------      ------       ------
INVESTMENT OPERATIONS
  Net investment income (loss)                                           0.01          --(2)        --(2)
  Net loss on investments (both realized and unrealized)                (0.81)      (0.81)       (0.80)
                                                                       ------      ------       ------
      Total from investment operations                                  (0.80)      (0.81)       (0.80)
                                                                       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                         $13.39      $13.38       $13.39
                                                                       ======      =======      ======
      Total return(3)                                                   (5.64)%     (5.71)%      (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                             $   64      $    1       $  102
    Ratio of expenses to average net assets(4,5)                         1.19%       1.94%        1.94%
    Ratio of net investment income (loss) to average net assets(4)       0.77%       (0.31)%     (0.25)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                            6.44%       6.47%        6.43%
  Portfolio turnover rate                                                 141%        141%         141%

-------------------------------------------------------------------------------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2)  This amount represents less than 0.01 per share.

(3) Total return does not consider the effects of sales charges or contingent deferred sales charges. Non-annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                      CLASS A      CLASS B      CLASS C
                                                                     ---------    ---------    ---------
                                                                   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                                                                        ENDED       ENDED         ENDED
                                                                      AUGUST 31,  AUGUST 31,   AUGUST 31,
                                                                       2001(1)     2001(1)       2001(1)
                                                                     ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                                 $11.19      $11.19       $11.19
                                                                       ------      ------       ------
INVESTMENT OPERATIONS
  Net investment income (loss)                                             --(2)       --(2)        --(2)
  Net loss on investments and foreign currency
    related items (both realized and unrealized)                        (0.35)      (0.35)       (0.35)
                                                                       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                         $10.84      $10.84       $10.84
                                                                       ======      ======       ======
      Total return(3)                                                   (3.13)%     (3.13)%      (3.13)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                             $    1      $    1       $   20
    Ratio of expenses to average net assets(4,5)                         1.30%       1.96%        1.89%
    Ratio of net investment income (loss) to average net assets(4)       0.42%      (0.20)%      (0.03)%
  Portfolio turnover rate                                                 139%        139%         139%

-------------------------------------------------------------------------------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2)  This amount represents less than 0.01 per share.

(3) Total return does not consider the effects of sales charges or contingent deferred sales charges. Non-annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Warburg Pincus Funds covered in this report are comprised of Credit Suisse Warburg Pincus Focus Fund, Inc. ("Focus") and Credit Suisse Institutional International Fund, Inc., formerly Credit Suisse Institutional International Growth Fund, Inc. ("International") (each, a "Fund" and collectively, the "Funds") (the Common and Institutional Class of shares of the Funds are represented in separate reports), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies.

     Each Fund is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A, Class B and Class C, although only Common, Institutional, Class A, Class B and Class C shares are currently offered by Focus; and Institutional, Class A, Class B and Class C shares are currently offered by International. Common shares for each fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Advisor shares bear expenses paid pursuant to a distribution plan at an annual rate of .50% of the average daily net asset value of the Fund's outstanding Advisor shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, the Common, Class A, Class B and Class C shares bear co-administration fees. No compensation is payable for distribution services for each Fund's Institutional Shares.

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional for a description of its investment strategies.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

     Effective as of the close of business on April 6, 2001, Focus acquired all of the net assets of the Credit Suisse Warburg Pincus Strategic Growth Fund ("Strategic Growth") in a tax-free exchange of shares. The shares exchanged were 306,230 shares (valued at $4,042,236) of the Common Class shares of Focus for 583,295 shares of Common Class of Strategic Growth, 56,560 shares (valued at $746,590) of Common Class shares of Focus for 107,733 shares of Class A of Strategic Growth, 18,625 shares (valued at $245,855) of Common Class shares of Focus for 35,631 shares of Class B of Strategic Growth and 3,001 shares (valued at $39,612) of Common Class shares of Focus for 5,733 shares of Class C of Strategic Growth. The Strategic Growth net assets of $5,074,959 at that date, which included $2,384,238 of unrealized depreciation, were combined with those of Focus. The aggregate net assets of Strategic Growth and Focus immediately before the acquisition were $5,074,959 and $11,685,595, respectively and the combined net assets of Focus after the acquisition were $16,760,554.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts are amortized using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Funds will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually.

     The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, passive foreign investment companies and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

     At August 31, 2001, Focus reclassified $539,543 from accumulated net realized loss to capital contributions. International reclassified $(6,507,445) from accumulated net realized loss to undistributed net investment income. International reclassified $(4,810,180) from accumulated net realized loss and $(2,585,318) from net investment income to capital contributions.

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

     International had an open forward foreign currency contract at August 31, 2001 as follows:

                                                                                                UNREALIZED
                                       EXPIRATION  FOREIGN CURRENCY    CONTRACT    CONTRACT    DEPRECIATION
FORWARD FOREIGN CURRENCY CONTRACT          DATE       TO BE SOLD        AMOUNT       VALUE         LOSS
---------------------------------      ----------  ----------------  -----------  -----------  ------------
Japanese Yen                            10/17/01     2,835,760,000   $22,908,682  $23,988,834  $(1,080,152)

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds--Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans (including the right to draw on letter of credit) at August 31, 2001 is as follows:

                                        MARKET VALUE OF                 VALUE OF
           FUND                        SECURITIES LOANED          COLLATERAL RECEIVED
           ----                        -----------------          -------------------
           Focus                         $    24,416                 $   109,000
           International                  11,084,446                  11,847,772

     Pursuant to an agreement dated July 30, 2001, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, was engaged by Focus and International to act as the funds' securities lending agent. Beginning on August 13, 2001, CSFB began lending the funds' securities. For the period ended August 31, 2001, these Funds earned $133 and $4,241, respectively from securities lending transactions.

     Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the funds fees for its securities lending activities equal to its costs in providing services as securites lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     J) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to investment advisory agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the two Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

           FUND                                          ANNUAL RATE
           ----                               ---------------------------------
           Focus                              0.75% of average daily net assets
           International                      0.80% of average daily net assets

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the year ended August 31, 2001, advisory fees and waivers for each of the Funds were as follows:

                                           GROSS                        NET
           FUND                         ADVISORY FEE     WAIVER     ADVISORY FEE
           ----                         ------------   ----------   ------------
           Focus                         $  114,684    $(114,684)    $       --
           International                  2,705,262           --      2,705,262

     CSAM reimbursed expenses of Focus in the amount of $143,057 for the year ended August 31, 2001.

     Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expenses. For the year ended August 31, 2001, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                           -------
           Focus                                          $  539
           International                                   9,763

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended August 31, 2001, the Funds reimbursed CSAM, which is included in the Fund's transfer agent expense as follows:

           FUND                                            AMOUNT
           ----                                           -------
           Focus                                          $4,540
           International                                     475

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI") , an affiliate of CSAM, serves as co-administrator to each Fund. PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets of Common, Class A, Class B and Class C shares. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CSAMSI may, at its discretion, voluntarily waive all or a portion of its administration fee for any of the Funds. For the year ended August 31, 2001, co-administration fees earned and waived by CSAMSI were as follows:

                                             GROSS                        NET
                                       CO-ADMINISTRATION           CO-ADMINISTRATION
           FUND                               FEE         WAIVER          FEE
           ----                        ----------------- --------  -----------------
           Focus                            $3,006       $(2,764)        $242
           International                         1            (1)          --

     For administration services, PFPC received a fee, for the period September 1, 2000 through February 4, 2001, on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

           FUND                                                                 ANNUAL RATE
           ----                                                        ---------------------------
           Focus                                                       .10% for first $500 million
                                                                          .08% for next $1 billion
                                                                        .06% for over $1.5 billion

           International                                               .11% for first $500 million
                                                                          .09% for next $1 billion
                                                                        .07% for over $1.5 billion

     Effective February 5, 2001, PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

           FUND                                                                 ANNUAL RATE
           ----                                                        ---------------------------
           Focus                                                       .075% for first $500 million
                                                                          .065% for next $1 billion
                                                                        .055% for over $1.5 billion

           International                                               .08% for first $500 million
                                                                          .07% for next $1 billion
                                                                        .06% for over $1.5 billion

     For the year ended August 31, 2001, the co-administration fees earned by PFPC (including out-of-pocket expenses) were as follows:

                                             GROSS                        NET
                                       CO-ADMINISTRATION           CO-ADMINISTRATION
           FUND                               FEE         WAIVER          FEE
           ----                        ----------------- --------  -----------------
           Focus                         $  14,412       $(11,947)     $ 2,465
           International                   336,378             --      336,378

     In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor to each Fund. CSAMSI receives compensation from Focus Common shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of Focus. Under the Plan of Distribution for Class A shares, the fee is calculated at an annual rate of .25% of the average daily net assets. For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets. For the period or year ended August 31, 2001, shareholder services fees earned by CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    ----------------------
           Focus
            Class A                                       $    11
            Class B                                             1
            Class C                                            64
            Common Class                                   15,005
                                                          -------
                                                          $15,081
                                                          =======
           International
            Class B                                       $     1
            Class C                                            16
                                                          -------
                                                          $    17
                                                          =======

     For the period ended August 31, 2001, CSAMSI and its affiliates advised the Focus and International Funds that it retained $6 and $1,741, respectively, from commissions earned on the sale of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended August 31, 2001, Merrill was paid by the Funds as follows:

           FUND                                            AMOUNT
           ----                                           -------
           Focus                                          $46,591
           International                                    5,765

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Fund's share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

     During the year ended August 31, 2001, the Funds had borrowings under the Prior Credit Facility and the New Credit Facility as follows:

                                                            AVERAGE      MAXIMUM
                                         AVERAGE DAILY      INTEREST   DAILY LOAN
           FUND                          LOAN BALANCE        RATE %    OUTSTANDING
           ----                          -------------      --------   -----------
           Focus                         $   1,307           4.277%    $  172,000
           International                   152,542           6.409      6,990,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                                         INVESTMENT SECURITIES
           ----                                         ---------------------
                                                        PURCHASES       SALES
                                                        ---------       -----
           Focus                                      $ 22,274,229   $ 21,056,792
           International                               464,467,606    572,689,501

     At August 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                          UNREALIZED    UNREALIZED   NET UNREALIZED
           FUND                          APPRECIATION  DEPRECIATION   DEPRECIATION
           ----                          ------------  ------------  --------------
           Focus                         $  847,985    $ (2,616,313)  $ (1,768,328)
           International                  8,425,865     (34,519,774)   (26,093,909)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each class of shares of each Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                                    FOCUS FUND
                                 ----------------------------------------------------
                                                INSTITUTIONAL CLASS
                                 ----------------------------------------------------
                                  FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                   AUGUST 31, 2001               AUGUST 31, 2000
                                 ---------------------      -------------------------
                                  SHARES      VALUE            SHARES       VALUE
                                 --------  -----------      ----------   ------------
Shares sold                       59,525   $   961,781         492,615   $  8,749,735
Shares issued in reinvestment
  of dividends and distributions  43,769       744,072          86,539      1,293,067
Shares redeemed                  (70,592)   (1,006,352)     (1,782,034)   (27,333,275)
                                 --------  -----------      ----------   ------------
Net increase (decrease)           32,702   $   699,501      (1,202,880)  $(17,290,473)
                                 ========  ===========      ==========   ============

                                                    FOCUS FUND
                                 ----------------------------------------------------
                                                   COMMON CLASS
                                 ----------------------------------------------------
                                  FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                   AUGUST 31, 2001               AUGUST 31, 2000
                                 ---------------------      -------------------------
                                  SHARES      VALUE            SHARES       VALUE
                                 --------  -----------      ----------   ------------
Shares sold                       243,883  $ 4,115,387        176,045     $ 3,150,183
Shares exchanged due to merger    384,416  $ 5,074,959             --              --
Shares issued in reinvestment
  of dividends and distributions   17,797      300,770           4,960         75,842
Shares redeemed                  (215,353)  (3,251,447)        (41,610)      (757,584)
                                 --------  -----------      ----------   ------------
Net increase                      430,743  $ 6,239,669         139,395   $  2,468,441
                                 ========  ===========      ==========   ============

                                                    FOCUS FUND
                                 ----------------------------------------------------
                                       CLASS A                       CLASS B
                                 ---------------------      -------------------------
                                  FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                  AUGUST 31, 2001(1)           AUGUST 31, 2001(1)
                                 ---------------------      -------------------------
                                  SHARES      VALUE            SHARES       VALUE
                                 --------  -----------      ----------   ------------
Shares sold                        4,813   $    68,478              81   $      1,150
                                 --------  -----------      ----------   ------------
Net increase                       4,813   $    68,478              81   $      1,150
                                 ========  ===========      ==========   ============

                                                     FOCUS FUND
                                                ----------------------
                                                      CLASS C
                                                ----------------------
                                                  FOR THE YEAR ENDED
                                                  AUGUST 31, 2001(1)
                                                ----------------------
                                                SHARES         VALUE
                                                ------      ----------
Shares sold                                      7,613      $  106,350
                                                ------      ----------
Net increase                                     7,613      $  106,350
                                                ======      ==========

                                                  INTERNATIONAL FUND
                                 -------------------------------------------------------
                                                  INSTITUTIONAL CLASS
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                      AUGUST 31, 2001              AUGUST 31, 2000
                                 --------------------------  ---------------------------
                                   SHARES       VALUE            SHARES       VALUE
                                 -----------  -------------  -----------   -------------
Shares sold                        5,004,131  $  60,879,964    4,816,796   $ 118,433,387
Shares issued in reinvestment
  of dividends and distributions   8,023,437    117,864,284    4,107,321      98,493,562
Shares redeemed                  (11,915,181)  (175,769,750) (16,261,136)   (396,495,640)
                                 -----------  -------------  -----------   -------------
Net increase (decrease)            1,112,387  $   2,974,498   (7,337,019)  $(179,568,691)
                                 ===========  =============  ===========   =============

                                                INTERNATIONAL FUND
                                -----------------------------------------------------
                                     COMMON CLASS                     CLASS A
                                ----------------------        -----------------------
                                  FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                  AUGUST 31, 2000(2)             AUGUST 31, 2001(1)
                                ----------------------        -----------------------
                                 SHARES      VALUE             SHARES         VALUE
                                --------  ------------        --------       --------
Shares sold                      164,720  $  3,922,608              98       $  1,094
Shares issued in reinvestment
  of distributions                55,595     1,323,700              --             --
Shares redeemed                 (597,695)  (14,418,762)             --             --
                                --------  ------------        --------       --------
Net increase (decrease)         (377,380) $ (9,172,454)             98       $  1,094
                                ========  ============        ========       ========

                                                INTERNATIONAL FUND
                                -----------------------------------------------------
                                       CLASS B                       CLASS C
                                ----------------------        -----------------------
                                  FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                  AUGUST 31, 2001(1)            AUGUST 31, 2001(1)
                                ----------------------        -----------------------
                                 SHARES      VALUE             SHARES         VALUE
                                --------  ------------        --------       --------
Shares sold                          103  $      1,150           1,850       $ 21,150
                                --------  ------------        --------       --------
Net increase                         103  $      1,150           1,850       $ 21,150
                                ========  ============        ========       ========

-------------------------------------------------------------------------------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2)  For the period ended January 7, 2000 (ceased operations).

     On August 31, 2001, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds are as follows:

                                          NUMBER OF                APPROXIMATE PERCENTAGE
                                        SHAREHOLDERS               OF OUTSTANDING SHARES
                                        ------------               ----------------------
           Focus
            Common Class                      1                            11.17%
            Institutional Class               4                            95.54%
            Class A                           3                            98.33%
            Class B                           1                            86.69%
            Class C                           5                            98.94%
           International
            Institutional Class               6                            63.13%
            Class A                           1                            91.37%
            Class B                           1                            86.89%
            Class C                           1                            94.44%

NOTE 6. CAPITAL LOSS CARRYOVER

     At August 31, 2001, capital loss carryovers were available to offset future realized gains as follows: $438,300 in Focus which expires in 2007 and $3,553,884 in International which expires in 2009. In addition, Focus and International had deferred post October losses of $3,323,421 and $76,077,733, respectively.

CREDIT SUISSE WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and the Class A, B, and C Shareholders of Credit Suisse Warburg Pincus Focus Fund, Inc. and Credit Suisse Institutional International Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Warburg Pincus Focus Fund, Inc. and Credit Suisse Institutional International Fund, Inc. (formerly known as Warburg, Pincus Focus Fund, Inc. and Credit Suisse Institutional International Growth Fund, Inc., respectively) (both funds collectively referred to as the "Funds") at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights (financial highlights for the Common and Institutional Class of Credit Suisse Warburg Pincus Focus Fund, Inc. and the Institutional Class of Credit Suisse Institutional International Fund, Inc. are presented in separate reports)for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 15, 2001

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

                          CREDIT SUISSE WARBURG PINCUS FUNDS
                                    CREDIT  ASSET
                                    SUISSE  MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSFII-02-0801